Short-term Investments (Details) - Schedule of short-term investments - Short-Term Investments [Member] ¥ in Thousands, $ in Thousands	Aug. 31, 2021 CNY (¥)	Aug. 31, 2021 USD ($)	Aug. 31, 2020 CNY (¥)
Short-term Investments (Details) - Schedule of short-term investments [Line Items]
Short-term investments	¥ 81,575	$ 12,627	¥ 486,756
Commercial banks deposits [Member]
Short-term Investments (Details) - Schedule of short-term investments [Line Items]
Short-term investments	13,000	2,012	243,013
Available-for-sale securities [Member]
Short-term Investments (Details) - Schedule of short-term investments [Line Items]
Short-term investments	¥ 68,575	$ 10,615	¥ 243,743